Parent Company - Summary of Condensed Statements of Financial Positions (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Investments in subsidiaries and associates
Other assets	₩ 3,841,787	$ 2,975,821	₩ 3,061,552
Total assets	498,004,936	385,751,305	480,474,396		₩ 447,183,871
LIABILITIES
Other liabilities	803,897	622,694	690,157
Total liabilities	464,607,446	359,881,832	448,847,054		418,378,768
EQUITY	33,397,490	25,869,473	31,627,342	$ 24,498,329	₩ 28,805,103	₩ 26,725,845
Total liabilities and equity	498,004,936	$ 385,751,305	480,474,396
Parent company
Cash and cash equivalents:
Bank subsidiaries	289,507		313,361
Investments in subsidiaries and associates
Bank subsidiaries	18,921,151		18,921,151
Non-bank subsidiaries	4,749,325		3,473,764
Other assets	1,826,039		2,405,300
Total assets	25,786,022		25,113,576
LIABILITIES
Debentures	1,587,659		1,447,762
Other liabilities	197,365		768,912
Total liabilities	1,785,024		2,216,674
EQUITY	24,000,998		22,896,902
Total liabilities and equity	₩ 25,786,022		₩ 25,113,576